Significant Accounting Policies (Details) - USD ($)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies (Details) [Line Items]
Cash	$ 163		$ 163		$ 25,000	$ 546,210	$ 25,000
Market funds
Federal deposit insurance corporation coverage, amount	$ 250,000		$ 250,000			$ 250,000
Effective tax rate	(69.97%)	25.08%	942.11%	74.12%		26.30%	0.00%
Statutory tax rate	21.00%	21.00%	21.00%	21.00%		21.00%	21.00%
Provision for income taxes						$ 206,393
Warrants are exercisable (in Shares)						11,757,500
Cash equivalents	$ 0		$ 0			$ 0
Working capital	3,916,054		3,916,054			358,499
Unrecognized tax benefits	0		0			0
Unrecognized tax benefits accrued for interest and penalties	$ 0		$ 0			$ 0
Income Taxes [Member]
Significant Accounting Policies (Details) [Line Items]
Effective tax rate						26.30%
Common Class A [Member]
Significant Accounting Policies (Details) [Line Items]
Exercisable shares (in Shares)	11,757,500		11,757,500